Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.30%	7.69%	7.09%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.11%	4.63%	4.19%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.91%	5.26%	4.85%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.23%	7.97%	6.97%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.34%	9.15%	7.96%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	8.47%	7.30%